Subsequent Events (10K) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended		3 Months Ended	0 Months Ended	12 Months Ended	1 Months Ended						0 Months Ended
	Mar. 31, 2013 property	Mar. 31, 2012 property	Dec. 31, 2012 property	Nov. 30, 2011	Mar. 31, 2013 Subsequent Event [Member] security property	Jan. 10, 2013 First State Bank In Fremont, Nebraska [Member] Subsequent Event [Member] property	Dec. 31, 2012 First State Bank In Fremont, Nebraska [Member] Subsequent Event [Member]	Nov. 30, 2011 Elkhorn Valley Bank [Member] property	Mar. 31, 2013 Elkhorn Valley Bank [Member]	Feb. 21, 2013 Elkhorn Valley Bank [Member]	Feb. 20, 2013 Elkhorn Valley Bank [Member]	Feb. 21, 2013 Elkhorn Valley Bank [Member] Subsequent Event [Member]	Feb. 21, 2013 Elkhorn Valley Bank [Member] Amendment [Member] Subsequent Event [Member]	Feb. 13, 2013 Guesthouse Inn in Ellenton, Florida [Member] Subsequent Event [Member] room	Feb. 13, 2013 Days Inn in Fredericksburg, Virginia [Member] Subsequent Event [Member] room
Subsequent Event [Line Items]
Loans payable to Bank amount						$ 2.4			$ 2.9			$ 2.9
Annual interest rate of debt				4.50%		5.50%				5.50%	6.25%	5.50%	6.25%
Number of hotels to secure loan						4		2
Maturity date of debt							Sep. 01, 2016
Number of hotel rooms														63	120
Proceeds from sale of properties			$ 0.60											$ 1.26	$ 2.05
Reverse stock split ratio					8
Number of hotels held for sale	27	27	29		29